SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investment measured at fair value on a recurring basis (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements Using Quoted Prices in Active Markets (Level 1)
Marketable securities - available for sale, net of discount for effect of restriction
Fair Value Measurements Using Significant Other Observable Inputs (Level 2)
Marketable securities - available for sale, net of discount for effect of restriction
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Marketable securities - available for sale, net of discount for effect of restriction	$ 6,250	$ 12,500